Segment Reporting - Summary of Payments from/to Such Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Operating Segments [Line Items]
Revenues	$ 418,925	$ 244,120	$ 104,143
Percentage of revenues	71.60%	134.40%
LatAm
Disclosure Of Operating Segments [Line Items]
Revenues	$ 345,360	$ 223,602	93,124
Percentage of revenues	54.50%	140.10%
Brazil
Disclosure Of Operating Segments [Line Items]
Revenues	$ 84,025	$ 59,698	16,185
Percentage of revenues	40.80%	268.80%
Argentina
Disclosure Of Operating Segments [Line Items]
Revenues	$ 77,577	$ 50,165	33,179
Percentage of revenues	54.60%	51.20%
Mexico
Disclosure Of Operating Segments [Line Items]
Revenues	$ 68,000	$ 33,376	13,337
Percentage of revenues	103.70%	150.30%
Chile
Disclosure Of Operating Segments [Line Items]
Revenues	$ 52,464	$ 36,497	13,834
Percentage of revenues	43.70%	163.80%
Other countries
Disclosure Of Operating Segments [Line Items]
Revenues	$ 63,294	$ 43,866	16,589
Percentage of revenues	44.30%	164.40%
Asia and Africa
Disclosure Of Operating Segments [Line Items]
Revenues	$ 73,565	$ 20,518	$ 11,019
Percentage of revenues	258.50%	86.20%